Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 585,000.00
Previously Paid Amount	80.79
Total Fee Amount	80.79
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 585,000.00
Final Prospectus	true